Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 05, 2023
Entity File Number	001-40272
Entity Registrant Name	OPAL Fuels Inc.
Entity Central Index Key	0001842279
Entity Tax Identification Number	98-1578357
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	705-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OPAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false